REPORTABLE SEGMENTS AND GEOGRAPHICAL INFORMATION - Schedule of Property and Equipment (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Revenues from External Customers and Long-Lived Assets [Line Items]
Property and equipment, net	$ 145,654	$ 137,785
Americas, principally the US
Revenues from External Customers and Long-Lived Assets [Line Items]
Property and equipment, net	73,525	72,083
EMEA
Revenues from External Customers and Long-Lived Assets [Line Items]
Property and equipment, net	4,203	4,340
Israel
Revenues from External Customers and Long-Lived Assets [Line Items]
Property and equipment, net	61,796	54,097
Asia Pacific
Revenues from External Customers and Long-Lived Assets [Line Items]
Property and equipment, net	$ 6,130	$ 7,265